COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The facilities of the Group are leased under various operating lease agreements, which expire on various dates, the latest of which is on May 31, 2022. Aggregate minimum rental payments under non-cancelable operating leases as of December 31, 2017 and for each succeeding fiscal year indicated below are (in the aggregate) as follows:

2018	$5,711
2019	4,190
2020	2,412
2021	675
2022	39

$13,027

Total rent expenses for the years ended December 31, 2017, 2016 and 2015 were $ 6,161, $ 5,377 and $ 4,998 respectively (see also Note 15b).

b.	Litigation:

1.
On April 4, 2016, F5 Networks, Inc. ("F5") filed a lawsuit against our Subsidiary ("Radware Inc.") in the United States District Court for the Western District of Washington, alleging infringement of three U.S. patents of F5 relating to Radware Inc. ADC and WAF products.  The Company denies that any of its products infringe any valid claims of the asserted F5 patents and it intends to continue to vigorously oppose F5's claims.  On December 16, 2016, the Company filed an amended counterclaim in this action for patent infringement of a recently issued Radware patent directed to outbound link load balancing.  In June 2017, the case was transferred to the United States District Court for the Northern District of California.  In November 2017, the Court entered a partial stay of the case pending resolution of an Inter Partes Review of Radware's patent through the end of April 2018.  However, since discovery and litigation is still in a preliminary stage, the Company, based on its legal advisors, cannot estimate what impact, if any, the litigation may have on its results of operations, financial condition or cash flows.

2.
On August 29, 2013, F5 filed an amended answer and counterclaim in an action brought by the Company against F5 on May 1, 2013 for infringement of three of the Company’s patents regarding link load balancing technology. The Company prevailed in its affirmative case at trial, resulting in a damages award of $6,800 plus costs. The Court also permanently enjoined F5 from infringing the Company’s patents-in-suit.  In its counterclaim, F5 alleged infringement of four F5 patents related to cookie persistence technology. In particular, while F5 acknowledged that the Company is licensed to each of the F5 patents-in-suit, F5 contends that the Company’s AppDirector and Alteon product lines perform unlicensed modes of the patents-in-suit. F5’s counterclaim further alleged trade libel and unfair competition resulting from statements allegedly made by the Company asserting that F5 is responsible for certain internet service problems at major banks, including the Bank of America. On December 6, 2013, the Company filed an answer denying the allegations in F5’s counterclaims. On June 26, 2014, pursuant to the parties’ joint stipulation, the Court dismissed with prejudice F5’s patent infringement counterclaim with respect to the Company’s AppDirector product line. In June 2015, in response to the Company’s Summary Judgment Motion, F5 conceded that the current version of Alteon does not infringe any of the F5 patents-in-suit and that its allegations are limited to a previous version of Alteon. On January 7, 2016, pursuant to the parties’ joint stipulation, the Court dismissed with prejudice F5’s trade libel and unfair competition counterclaims.  On May 9, 2016, F5 accepted our offer for judgment of $40 all of F5’s remaining claims and on September 7, 2016 the Court entered judgment in the same amount. This portion of the judgment is not appealable. After judgment, both the Company and F5 appealed other portions of the judgment to the Federal Circuit. F5 appealed the judgment for the Company, while the Company appealed orders that limited the amount of damages and the scope of the permanent injunction. F5 has posted a bond with the Court for the entire judgment amount in favor of the Company.

The Federal Circuit affirmed the entire judgment on September 18, 2017 and remanded the case to the District Court on October 25, 2017, upon expiration of the time allowed for either party to request reconsideration of the affirmance.  Upon remand, the case was re-assigned to Judge Chabria on November 21, 2017.  On November 28, 2017, the Company moved to release the bond posted by F5. On December 6, 2017, the Court granted the Company’s motion.  On January 16, 2018 the Company filed the necessary tax documents to collect the funds, which, together with interest amounted to $6,900 and which were in turn released by the Court on January 29, 2018.

The above amount was recorded as other income in the statement of loss as of December 31, 2017.

3.
In July 2017 the Company reached a settlement with the Israeli Tax Authorities ("ITA") regarding the Company's corporate tax returns from the years 2012, 2013 and 2014. The settlement amounted to a total payment of $ 10,728 (NIS 37,727). The Company had a provisions for the related years in the amount of $ 10,950. The amount in excess (approximately $ 200) was recorded as an additional tax benefit during 2017.

4.
From time to time, the Company is party to other various legal proceedings, claims and litigation that arise in the normal course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company's financial position, results of operations or cash flows and believes that it had provided an adequate accrual to cover the costs to resolve the aforementioned legal proceedings, demands and claims.